Intangible assets, net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Intangible assets
Intangible assets, gross	$ 49,580,955		$ 48,552,546
Less: accumulated amortization	(32,436,537)		(28,136,085)
Intangible assets, net	17,144,418		20,416,461
Impaired or pledged intangible assets	0	$ 0
Additions to intangible assets	209,469	2,254,100
Disposals to intangible assets	0	0
Amortization expenses	3,948,391	$ 3,157,605
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	7,006,241
2023	4,265,070
2024	3,046,814
2025	2,150,571
Thereafter	675,722
Total	17,144,418		20,416,461
Software
Intangible assets
Intangible assets, gross	6,154,206		5,867,028
Courseware
Intangible assets
Intangible assets, gross	32,256,970		31,835,306
Copyrights
Intangible assets
Intangible assets, gross	$ 11,169,779		$ 10,850,212